SHORT TERM DEBT (Details1) (USD $)			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Syndicated Credit Facility [Member]	Jan. 03, 2011 Syndicated Credit Facility [Member]	Dec. 31, 2011 Bilateral Revolving Lines Of Credit [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Agreement Date			June		2009 and early 2010
Line Of Credit Termination Terms				three-year
Line Of Credit Facility Maximum Borrowing Capacity			$ 2,500,000,000	$ 1,500,000,000	$ 1,100,000,000
Bank loans, overdrafts and financial institution loans	$ 2,591,000,000	$ 742,000,000